Change in Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 3,641,889
Impairment	15,313
Ending Balance	3,173,824	$ 3,641,889
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,011,178	6,949,846
Additions	74,823	203,472
Additions through business acquisition		28,125
Re-measurement to fair value before disposal		7,605
Disposals	(82,826)	(67,201)
Reclassifications	(374)
Effect of foreign currency exchange differences	(269,167)	(110,669)
Ending Balance	6,733,634	7,011,178
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,369,289	3,066,514
Depreciation expense	383,521	394,418
Disposals	(74,755)	(46,331)
Impairment	15,313
Effect of foreign currency exchange differences	(133,558)	(45,312)
Ending Balance	3,559,810	3,369,289
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,210,933
Ending Balance	2,823,782	3,210,933
Rig Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,266,991	6,069,179
Additions	21,268	88,277
Additions through business acquisition		28,125
Re-measurement to fair value before disposal		7,605
Disposals	(71,014)	(50,384)
Reclassifications	67,779	229,012
Effect of foreign currency exchange differences	(250,858)	(104,823)
Ending Balance	6,034,166	6,266,991
Rig Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,056,058	2,789,991
Depreciation expense	334,896	342,224
Disposals	(67,304)	(32,427)
Impairment	15,313
Effect of foreign currency exchange differences	(128,579)	(43,730)
Ending Balance	3,210,384	3,056,058
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	79,398
Ending Balance	60,179	79,398
Rental Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	159,144	171,220
Additions	71	92
Disposals	(9,758)	(11,389)
Reclassifications	84
Effect of foreign currency exchange differences	(1,530)	(779)
Ending Balance	148,011	159,144
Rental Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	79,746	74,220
Depreciation expense	15,159	16,039
Disposals	(6,331)	(10,246)
Effect of foreign currency exchange differences	(742)	(267)
Ending Balance	87,832	79,746
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	85,731
Ending Balance	66,560	85,731
Other Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	247,073	240,192
Additions	49	1,092
Disposals	(785)	(4,988)
Reclassifications	216	12,874
Effect of foreign currency exchange differences	(1,603)	(2,097)
Ending Balance	244,950	247,073
Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	161,342	142,846
Depreciation expense	19,914	22,504
Disposals	(592)	(3,241)
Effect of foreign currency exchange differences	(2,274)	(767)
Ending Balance	178,390	161,342
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	22,030
Ending Balance	16,280	22,030
Vehicles [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	45,147	43,552
Additions	42	166
Disposals	(339)	(440)
Reclassifications	113	2,573
Effect of foreign currency exchange differences	(1,762)	(704)
Ending Balance	43,201	45,147
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	23,117	18,712
Depreciation expense	5,064	5,060
Disposals	(320)	(417)
Effect of foreign currency exchange differences	(940)	(238)
Ending Balance	26,921	23,117
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	82,335
Ending Balance	71,102	82,335
Buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	131,361	131,164
Additions	235	913
Disposals	(930)
Reclassifications		702
Effect of foreign currency exchange differences	(3,281)	(1,418)
Ending Balance	127,385	131,361
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	49,026	40,745
Depreciation expense	8,488	8,591
Disposals	(208)
Effect of foreign currency exchange differences	(1,023)	(310)
Ending Balance	56,283	49,026
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	126,430
Ending Balance	102,035	126,430
Assets Under Construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	126,430	258,952
Additions	53,158	112,932
Reclassifications	(68,566)	(245,161)
Effect of foreign currency exchange differences	(8,987)	(293)
Ending Balance	102,035	126,430
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	35,032
Ending Balance	33,886	35,032
Land [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	35,032	35,587
Effect of foreign currency exchange differences	(1,146)	(555)
Ending Balance	$ 33,886	$ 35,032